Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 11 — Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
The Company filed a Registration Statement on Form S-4 in connection with the proposed business combination with the SEC on November 14, 2022.

Note 10—Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date through the date that the financial statements were issued. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
On April 11, 2022, the Company entered into the 2022 Note with the Sponsor, a related party of the Company. Pursuant to the 2022 Note the Company may borrow from the Sponsor, from time to time, up to an aggregate of $1,500,000. Borrowings under the 2022 Note will not bear interest. The 2022 Note will mature on the earlier to occur of (i) March 12, 2023 or (ii) the effective date of the Company’s initial business combination. Up to $1,500,000 of such loans may be converted into warrants of the post-business combination entity, which shall have terms identical to the Private Placement Warrants, at a price of $1.50 per warrant at the option of the Sponsor. The 2022 Note contains customary events of default, including those relating to the Company’s failure to repay the principal amount due upon maturity of the 2022 Note and certain bankruptcy events. $250,000 has been drawn and is outstanding under the 2022 Note as of the date of this Form 10-K.